Investment Objectives and Goals - SUMMARY 1	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]

The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.